Related Party Balances and Transactions (Details) - Schedule of related parties relationships	6 Months Ended
Sep. 30, 2022
HangZhou TianQi Network Technology Co. Ltd. [Member]
Related Party Balances and Transactions (Details) - Schedule of related parties relationships [Line Items]
Relationship	Common control by legal representative and shareholder of Taikexi, Mr. Mangyue Sun
Hangzhou Yuao Venture Capital Co., Ltd [Member]
Related Party Balances and Transactions (Details) - Schedule of related parties relationships [Line Items]
Relationship	Common control by legal representative of Guanpeng
Zhejiang Getai Curtain Wall Decoration Engineering Co., Ltd. [Member]
Related Party Balances and Transactions (Details) - Schedule of related parties relationships [Line Items]
Relationship	Common control by Mr. Wei Wang
Mangyue Sun [Member]
Related Party Balances and Transactions (Details) - Schedule of related parties relationships [Line Items]
Relationship	Legal representative and shareholder of Taikexi
Fang Qin [Member]
Related Party Balances and Transactions (Details) - Schedule of related parties relationships [Line Items]
Relationship	Spouse of Mangyue Sun
Antalpha Technologies Limited (“Antalpha”) [Member]
Related Party Balances and Transactions (Details) - Schedule of related parties relationships [Line Items]
Relationship	Non-controlling shareholder of a subsidiary of the Company